Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income Per Common Share

	2018	2017	2016
Basic
Average shares outstanding	92,992,457	92,908,638	91,838,603
Net income
Continuing operations (1)	$1,108,746	$1,769,488	$1,132,703
Discontinued operations		(41,540)
Net income (1)	$1,108,746	$1,727,948	$1,132,703
Basic net income per share
Continuing operations (1)	$11.92	$19.04	$12.33
Discontinued operations		(.44)
Net income per share (1)	$11.92	$18.60	$12.33

Diluted
Average shares outstanding	92,992,457	92,908,638	91,838,603
Stock options and other contingently issuable shares (2)	1,938,586	1,931,157	2,089,921
Non-vested restricted stock grants	57,027	87,418	559,562
Average shares outstanding assuming dilution	94,988,070	94,927,213	94,488,086

Net income
Continuing operations (1)	$1,108,746	$1,769,488	$1,132,703
Discontinued operations		(41,540)
Net income (1)	$1,108,746	$1,727,948	$1,132,703

Diluted net income per share
Continuing operations (1)	$11.67	$18.64	$11.99
Discontinued operations		(.44)
Net income per share (1)	$11.67	$18.20	$11.99

(1)	The year ended December 31, 2017 has been adjusted for an inventory accounting change. See Note 1.

(2)	Stock options and other contingently issuable shares excludes 28,321, 638,795 and 62,935 shares at December 31, 2018, 2017 and 2016, respectively, due to their anti-dilutive effect.